EARNINGS PER SHARE (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Numerator for Basic and Diluted Earnings Per Share:
Net income (loss)			$ (15,594,682)	$ 820,786
Denominator for Basic Earnings Per Share:
Weighted Average Shares	17,755,516	15,034,219	16,423,335	13,270,097
Potentially Dilutive Common Shares			0	37,698
Adjusted Weighted Average Shares			16,423,335	13,307,795
Basic and Diluted Net (Loss) Income per Share			$ (0.95)	$ 0.06